SEMI ANNUAL REPORT

            June 30, 2003


     CENTURION COUNSEL FUNDS, INC.

CENTURION COUNSEL MARKET NEUTRAL FUND
  CENTURION COUNSEL REAL ESTATE FUND
     CENTURION COUNSEL GROWTH FUND












       CENTURION COUNSEL FUNDS, INC.
            TOTAL RETURN
        PERIODS ENDED 06/30/03*


                  		                      Since
Fund (Inception)  6 months   1 Year  5 Year  10 Years Inception
		    (+)			@	@
MARKET NEUTRAL FUND

Class A:(1/97) without
sales charge      -9.69%   -11.61%    2.05%     N/A     1.11%
Class B:(1/97) without
CDSC		  -8.25%   -10.49%    1.96%     N/A     2.85%
Class C:(1/82)    -10.45%  -12.83%    1.57%    -2.71%   3.57%
Class D:(12/96)   -8.94%   -10.39%    2.74%     N/A     1.94%


                 		                      Since
Fund (Inception)  6 months   1 Year  5 Year  10 Years Inception
		    (+)			@	@
REAL ESTATE FUND

Class A:(2/02) without
sales charges     2.65%      N/A     N/A     N/A      -7.80%
Class B:(12/02) without
CDSC		  1.90%      N/A     N/A     N/A       0.11%
Class C: (6/02)   2.50%      N/A     N/A     N/A      -6.50%
Class D: (2/02)   1.98%      N/A     N/A     N/A      -8.00%


                  	                              Since
Fund (Inception)  6 months   1 Year  5 Year  10 Years Inception
		    (+)			@	@
Growth Fund

Class D:(11/02)    1.20%      N/A     N/A     N/A      1.20%

Past performance is not a guarantee of future results. Total return assumes reinvestment of dividends and capital gain distributions. Investment return and principal value will vary so that, when redeemed and investor's shares may be worth more or less than when purchased. The funds' Class A performance does not reflect the maximum sales charge of 4.75%. The funds' Class B perforance does not reflect the deduction of the applicable contingent deferred sales charge (CDSC) for the periods shown. The CDSC on Class B shares declines from 4% beginning at the time of purchase to 0% at the end of the seventh year. The performance of the Class A, Class B, Class C and Class D share will differ due to the difference sales charge structures and expenses.

Performance information provided in this report does not reflect the deduction of taxes shareholders pay on the redemption of fund shares.

@Annualized
+Not Annualized

		   CENTURION COUNSEL FUNDS, INC.
			PORTFOLIO HOLDINGS
			 AS OF 06/30/03


                    MARKET NEUTRAL FUND
                    Top 10 Sector Holdings
                    % of Total Net Assets

                Technology                 18.3%Short
                Financial Services         15.2%
                Energy			    3.5%
		Consumer Services	    3.2%
		Industrial Products         2.7%
		Indexes                     2.7%
                Health		            2.4%
		Consumer Products           2.0%
		Defense			    2.0%
		Conglomerates	 	    2.0%


MARKET NEUTRAL FUND                    MARKET NEUTRAL FUND
Top 10 Holdings-Long Positions         Top Holdings-Short Positions
% of Total Net Assets                  % of Total Net Assets

LSI, Calls 1/15/05        2.0%         Packeteer               11.5%
Dow Jones, Puts, 12/20/03 1.9%         Brightpoint 		3.9%
Beta Oil & Gas, Preferred 1.6%	       Citrix Pharmacetical     3.1%
Everest RE		  1.3%         Inspire Pharmacetical    3.0%
Fortune Brand             1.1%         Curis                    3.0%
Estee Lauder              1.1%         Talk Communications      2.5%
Express Scripts           1.1%         Medimmune		2.3%
Forest Labs               1.1%         Yahoo                    1.9%
Patterson-Uti Energy      1.0%         Oxigene			1.1%
T.Rowe Price Group	  1.0%

REAL ESTATE FUND 			GROWTH FUND
Top 10 Common Stock Holdings		Top 10 Common Stock Holdings
% of Total Net Assets			% of Total Net Assets

LNR Properties            2.7%		General Dynamics	5.5%
General Growth Properties 2.2%		Bemis	        	4.2%
Duke Realty               2.2%		Pepsico			4.0%
Vernado                   2.0%		Pfizer			3.8%
Cons Tomoka Land          2.0%		Target			3.7%
Kramont Realty            1.9%		Catepillar		2.5%
Tejon Ranch Co	          1.9%		Fortune Brands		2.3%
Florida Land              1.9%		General Electric	2.3%
CBL & Associates	  1.8%		Marsh & McLennan	2.3%
Centerpoint Properties	  1.8%		Arthur J. Gallagher	2.2%
FUND PERFORMANCE

CENTURION COUNSEL MARKET NEUTRAL

During the six month period ended June 30, 2003 your fund's total return on the Class D shares was a negative 8.94%. For the performance of the other shares classes, please see the Total Return table on the preceding page.

The stocks that the fund had sold short advanced greater than the stocks that were held long which caused the negative return. During the first half of the year we shorted primarily NASDAQ stocks which outperformed their larger brethren.

CENTURION COUNSEL REAL ESTATE FUND

The Real Estate Class A shares advanced 2.65% in the first half of 2003. We have held a large percentage of the fund in cash to take advantage of expected softness in companies whose assets are primarily real estate. for the performance of other shares classes, please see the Total Return table on the preceding page.

CENTURION COUNSEL GROWTH FUND

The Growth Fund Class D shares were up 1.20% during the six months ended
June 30, 2003. This fund was started recently and has not had a full year of operation. The fund primarily invests in companies that pay dividends and have a history of increasing those dividends. See the Portfolio Holding table on the following pages.

Dear Shareholder,

There is an old cliche that says from 1929 to 1930, the amateurs lost their money in the markets; the smart money lost their money in 1931; and the very smart money lost theirs in 1932. The point was that bear markets eventually find a way to beat almost every single strategy. Our investment philosophy of focusing on portfolio diversification and funds designed for asset allocation has ensured that our clients have survived the worst bear market since the great depression.

The recent gush of stock market gains has felt like a soaking rain after a long drought, has it not? Since its March lows, coinciding with the U.S. deciding to invade Iraq, both the NASDAQ and the S&P 500 have gained nearly 20%. The month of May itself was like roses blooming to investors with stocks, bonds, real estate, oil and even gold all up at the same time. An investment panacea best explained by market capitulation and a rapidly plunging U.S. dollar that has forced asset prices to naturally adjust to this fundamental shift in value. Still, investors remain in disagreement whether the run up signals it is time to jump back completely into the stock market basin.

Several trends have converged to power the rally; healthier than expected first half earnings, a quick resolution to the Iraq war, and continued interest rate easing by the Federal Reserve. Tax cuts on capital gains from 20% to 15% and dividends from 35% to 15% have spurred the more recent gains. Indeed, there rarely has been such a potent policy mix as the one now emanating from Washington with U.S. fiscal, monetary, currency and tax policies all are favorable for equities. It is almost as if political and monetary authorities are conspiring to lift the stock market.

The most important aspect by far of the tax bill is the cut to 15% on dividends, which greatly raises the attractiveness of those assets. Investors already have a higher probability associated with receiving the dividend component from stock investments as opposed to capital appreciation and now are taxed over 60% less on dividends thanks to the tax law changes since corporations no longer have a tax incentive to buy back stock rather than pay dividends. As Warren Buffett once said, "If you can eliminate the government as a 39.6% partner, then you will be much better off."

Meanwhile, the economy has started to show signs of picking up steam. Capital spending seems to have stopped falling, and business cash flow is improving.
In addition, the tax cuts and easy money pouring out from Washington probably pump both stocks and the economy in the run up to next years elections. This is the most powerful combination of positive supports for stronger growth since the boom turned to bust three years ago.

All of this has egged on investors. They have poured an estimated $22 billion into U.S. equity funds since the beginning of April. That is after yanking out more than $11 billion from January through March. That is not to say all investors are true believers in stocks again. Some $5 trillion remains stashed in money market accounts that are now yielding less than 1% and can barely cover costs. Clearly three years of bruising tends to leave some psychological scars.

Indeed there are reasons for investors to be cautious. Stocks remain expensive with a P/E ratio of 20 for the S&P 500 well above historic averages of around
15. Unemployment and very weak inflation continue to be problems as unemployed workers struggle through one of the toughest job markets in 20 years while slow demand and excess production capacity make it difficult for companies to raise prices and take on new workers. Meanwhile, losses in pension funds (a total of $462 billion ove the past 4 years) will slow the recovery of the economy by forcing companies to divert funds from investments and hiring to rebuild their pension funds. Another grim sign: In May executives sold $3.1 billion worth of their companies' shares, the most insider selling in two years.

The stock market, to paraphrase Winston Churchill's comment about democracy, may not be perfect, but it looks better than the unattractive alternatives. After 13 interest cuts by the Federal Reserve since the start of 2001, short term rates are the lowest they have been since the Eisenhower administration and have reduced the shine of fixed income securities at current levels. The benchmark Treasury 10 year note recently tested 45 year lows and the after tax yield on most Treasuries is 2% or less, (money market funds average 0.6%) meaning that investors are consigning themselves to low or no after tax returns over the next decade barring the unlikely event of outright price deflation. So, as Churchill might have said, stocks may be the least attractive form of investment, except for all the others.

So, enjoy the run up but do not inhale too deeply. Following three years of portfolio losses, investors have slowly started returning to the stock infested waters, even though questions remain whether the recent bull rally is still running in bear country. Centurion's diversification strategies have allowed our investors to sustain their assets during a trying period.

Sincerely,



Jack K. Heilbron
Chief Investment Officer




              SCHEDULE OF INVESTMENTS IN SECURITIES
                CENTURION COUNSEL FUNDS, INC.
                      June 30, 2003

MARKET NEUTRAL FUND

Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security   Sector

               COMMON STOCKS           47.0%


           Conglomerate                 1.9%
  330       Fortune Brand                     	   17,226
 1858	    ITT Corp			           12,110
							   $29,336

           Consumer Products            2.0%
  340       Lee Enterprises                        12,760
  500	    Estee Lauder        	           16,765
  320	    Coca Cola				   14,851
                                                           $44,376

           Consumer Services             6.0%
  200	    Career Education Corp (b)               13,660
  600       Donnelly & Sons                         15,684
 2000       Earthlink          (a),(b)              15,960
  210       General Mills                            9,956
 1000       Liberty Media        (b)                11,560
  180       Strayer Education                       14,319
  600       Safeway                                 12,276
                                                            $93,415

           Defense                         2.0%
  200       General Dynamics                        14,863
   80	    Alliant Tech Systems (b)                 4,153
 1200       Titan Corp           (b)                12,348
              						    $31,364

           Energy                          1.9%
 1200       BHP Billiton	                    13,908
  500       Patterson-UTI Energy                    16,185
                                                            $30,093

           Financial Services              14.5%
  400       Arthur J. Gallagher Corp                 10,880
  400       Associated Banc Corp                     14,644
  400       BB&T Corp                                13,720
  400       Expeditors International                 13,784
  450       HCC Insurance                            13,307
  245       Hilb Rogal & Hamilton                     8,340
  300       Kinder Morgan                            11,856
  240       Marsh & McLennan                         12,257
  426       New York Commercial Bancorp              12,392
  100       Progressive Corporation                   7,310
  400       Portfolio Recovery    (b)                12,324
  270       Partnerre, Ltd.                          13,800
  270       Everest Re Group		             20,655
  330       SLM Holdings                             12,926
  700       Synovus Financial                        15,050
  550       Southtrust                               14,850
  425       T. Rowe Price Group                      16,052
							    $224,147


           Health                          8.3%
  200       Amgen                (b)                 13,188
  210       Aventis                                  11,487
  500       Biomet, Inc                              14,345
  240       Express Scripts      (b)                 16,418
  300       Forest Laboratories  (b)                 16,425
  260       Henry Schein                             13,653
  205       Merck & Co                               12,413
  200       United Healthcare                        10,050
  100       Varian Medical       (b)                 10,363
  300       Pfizer                                   10,245
                                                            $128,587

           Paper				 1.4%
  200	    Bemis	         (b)                  9,360
  375	    Rayonier				     12,375
							    $21,735


           Industrial Services            0.9%
  300       Corporate Executive  (b)   	            12,153
  837	    Surebeam, Class A    (b)		     2,260
							   $14,413


           Natural Resources              1.4%
  200       Concocophillips                         10,960
  400       Pioneer Natural Resources (b)           10,440
							   $21,400

           Retail                         0.8%
  300       Bed Bath & Beyond                       11,646
                                                           $11,646


           Technology                     1.9%
  25000     Cotelligent Inc.          (b)             6,000
  500       Cognizent Technology      (b)            12,195
  250       Symantec Corp             (b)            10,978
  							    $29,173

           Telephone                     1.2%
  300       Verizon Communications                   11,835
                                                            $11,835

           Transportation                0.8%
  200       FedEx                                    12,406
                                                            $12,406

           Utilities      		 1.5%
  330       Constellation Energy		     11,319
  360       Southern Company                         11,218
  							    $22,537

TOTAL COMMON STOCKS (COST $704,916)                         $726,463


           PREFERRED STOCK                 1.6%

           Energy
  5000      Beta Oil & Gas                 1.6%      24,500
							    $24,500
            TOTAL PREFERRED STOCK (COST $34,344)


           OPTIONS AND WARRANTS            6.0%

           Consumer Services               0.3%
  2000      Earthlink/Jan 04/10/puts                  5,200
                                                            $5,200

           Health                          0.8%
  1000      Bristol Meyers/Jan 03/15/calls           12,400
                                                            $12,400

           Indexes                         2.8%
  2500      NASDAQ/Jan 04/25/calls   (a)             14,500
  2500      Dow Jones,Dec 03/100                     29,250
                                                            $43,750

           Natural Resources               0.0%
  1250      Beta Oil & Gas Warrants A                    63
  1250      Beta Oil & Gas Warrants B                    63
                                                            $126

           Technology                      2.0%
  1000      LSI/Jan05/5/calls                        31,000
					                    $31,000

TOTAL OPTIONS AND WARRANTS (COST $166,821)                  $92,476


             FIXED INCOME                   1.2%

           Mortgage-backed Securities       0.3%
  6         FNMA, 6.75% due 25 Jun 2021               4,348
							    $4,348

           Corporate Debt                   1.0%
  50        Worldcom, 7.5%, due May 2011             14,815
                                                            $14,815

           TOTAL FIXED INCOME (COST $25,525)                $19,163

           Total Investment in Securities
	      (Cost $931,606)               55.8%           $862,602

           Covered Call Option Securities   -0.2%           $(3,550)
              (Premiums Received $9,421)

           Securities Sold Short           -32.7%          $(505,282)
             (Sales Proceeds Received $301,337)

           Net Investment in Securities     22.9%           $353,770

           Cash and Deposits                12.3%           $189,796

           Deposits with Brokers on
           Securities Sold Short            62.9%           $973,771

           Other Assets Less Other
           Liabilities                      1.9%            $29,564

                    NET ASSETS             100.0%         $1,546.901

(a)  Call options have been written against this position.
(b)  Non-income producing securities.
(c) Total unrealized depreciation on investments consists of gross unrealized gains of $90,777 and gross unrealized losses of $357,789.


REAL ESTATE FUND


Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security     Sector

               COMMON STOCKS            43.4%

           Real Estate                  43.4%
  160       AMB Property Corp                       $4,507
  150       Alico Inc                                3,704
  200       Annaly Mortgage Management               3,982
  175	    Bedford Property Investment Inc          5,170
  210       Brandywind Realty Trust                  4,970
  120       CBL & Associates Properties Inc          5,160
  225       Catellus Dev Corp   (a)                  4,950
   85       Centerpoint Properties Corp              5,206
  200       Central Parking Corp                     2,472
  100       Chelsea Property                         4,031
  225       Consolidated Tomoka Land                 5,652
  300       Cresent Development                      4,983
  200	    Delta Pine & Land                        4,396
  220       Duke Realty Corporation                  6,061
  210       Florida East Coast Inds                  5,366
  100       General Growth Properties Inc            6,244
  330       Kramont Realty Trust                     5,445
  200       LNR Property Corp                        7,480
  200       Midas Inc            (a)                 2,424
  120       Pan Pacific Retail Properties            4,722
  120       Public Storage Inc                       4,064
  100       Saul Centers Inc                         2,560
  400       7 Eleven Inc         (a)                 4,220
  125       Sovran Self Storage Inc                  3,936
  180       Tejon Ranch Co       (a)                 5,418
  130       Vernado                                  5,668


           Total Investment in Securities
           (Identified Cost $105,227)       43.4%            $122,791

           Cash and Deposits                56.8%             160,624

           Other Assets Less
	   Other Liabilities                -0.1%              (418)

           NET ASSETS                       100.0%           $282,997

(a)  Non-income producing securities.
(b) Total unrealized depreciation on investments consists of gross unrealized gains of $9,036 and gross unrealized losses of $4,095.


GROWTH FUND

Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security     Sector

	   COMMON STOCKS                48.5%

           Conglomerate                  4.6%
   50       Fortune Brands                     	     2,610
   90	    General Electric			     2,581
							   $5,191

           Consumer Products             5.6%
  100       Pepsico                                  4,450
  100       Sara Lee Corp                            1,881
             						   $6,331

           Defense                       5.5%
   85       General Dynamics                         6,163
							   $6,163

           Energy                        2.1%
   60       Kinder Morgan	                     2,371
           					           $2,371

           Financial Services            12.7%
   90	    Arthur J. Gallagher Corp                 2,448
   60       Associated Banc Corp                     2,197
   70       BB&T Corp                                2,401
   50       Marsh & McLennan                         2,554
  110       Synovus Financial                        2,365
   85       Southtrust                               2,295
                                                           $14,260

           Health                        3.8%
  125       Pfizer				     4,269
                                                           $4,269

           Machinery                     2.5%
   50       Caterpillar Inc            		     2,783
         						   $2,783

           Paper                         0.00%
  100       Bemis				     4,680
                                                           $4,680

           Retail                        3.7%
  110       Target Corp            		     4,162
         						   $4,162

           Steel                         1.7%
  145       Worthington Industries            	     1,943
         						   $1,943

           Utilities                     2.2%
  100       Philadelphia Suburban            	     2,438
         						   $2,438

TOTAL COMMON STOCKS (COST $50,226)                         $54,591

           Total Investment in Securities
           (Identified Cost $1,082,482)   48.5%            $54,591

           Covered Call Option Securities
           (Premiums Received $19,539)    0.0%               -

           Securities Sold Short
           (Sales Proceeds Received       0.0%               -
           $612,033)Net Investment in    48.5%             $54,591
	   Securities

           Cash and Deposits              57.1%            $64,325

           Deposits with Brokers on
	   Securities Sold Short          0.0%                -

           Other Assets Less
	   Other Liabilities             -5.5%             (6,249)

           NET ASSETS                   100.0%            $112,667

(a)  Call options have been written against this position.
(b)  Non-income producing securities.
(c) Total unrealized depreciation on investments consists of gross unrealized gains of $4,338 and gross unrealized losses of $433.


                      CENTURION COUNSEL MARKET NEUTRAL FUND

                           COVERED CALL OPTIONS WRITTEN
                                 June 30, 2003


Shares                                     % of        Fair Value
Subject   Common Stocks/Expiration Date     Net        (Note 1)
to Call   Exercise Price                   Assets  Security   Sector

           Indexes                       0.0%
(2,500)     NASDAQ/Jul 03/31 Calls                     (750)
                                                             $(750)

           Technology                    0.0%
(2,000)     Earthlink/Jan 04/15 Calls                  (300)
(10,000)    Lucent/Jul 03/7.50 Calls                 (2,500)
          						     $(2,800)


TOTAL (Premiums Received $19,539)        0.00%               $(3,550)



                      CENTURION COUNSEL MARKET NEUTRAL FUND

                           SECURITIES SOLD SHORT
                              June 30, 2003

                                            % of             Fair Value
                                             Net              (Note 1)
Shares       Description                    Assets      Security    Sector


           Consumer Services              -1.9%
 (900)      Yahoo                                      (29,430)
                                                                $(29,430)

           Health                         -6.6%
 (800)      Inspire Pharm, 07/10, Puts$10                 (400)
 (4,310)    INspire Pharmaceutical                     (46,720)
 (1,750)    Oxigene Inc                                (17,308)
 (1,000)    Oxigene/Jul 10 Calls                          (750)
 (1,000)    Medimmune                                  (36,370)
             						        $(101,548)

           Technology                     -24.2%
 (4,890)    Brightpoint                                (60,538)
(12,700)    Curis                                      (46,482)
 (2,400)    Citrix Systems                             (48,864)
(11,560)    Packeteer                                 (178,949)
 (3,540)    Talk Communications                        (39,471)
								$(374,304)

TOTAL (Sales Proceeds Received $304,183) -32.7%			$(505,282)


 		CENTURION COUNSEL FUNDS, INC.
            STATEMENT OF ASSETS AND LIABILITIES
                    June 30, 2003


                                     Market        Real
                                     Neutral       Estate   Growth
                                     Fund          Fund     Fund


ASSETS

Investments in Securities, at fair   $ 862,602  $122,791   $54,591
value (identified cost $931,606,
$117,677 and $50,266, respectively)
Cash and Deposits                      189,796   160,624    64,325
Receivables:
  Dividends                                  3     1,780      -
  Interest                                 326       482      -
  Investment securities sold            51,071        -       -
Deposits with Brokers for Securities   973,771        -       -

      TOTAL ASSETS                  $2,077,569  $285,677   $118,916

LIABILITIES
Covered Call Options Written, at
fair value(premiums received $9,421,
$0 and $0, respectively)                 3,550       -        -
Securities Sold Short, at fair value
(sales proceeds received $301,337,
$0 and $0, respectively)               505,282       -        -
Payables:
  Accounts payable                      12,388     2,680     1,505
  Investment securities purchased        9,448       -       4,744


    TOTAL LIABILITIES                  530,668     2,680     6,249

NET ASSETS                          $1,546,901  $282,997  $112,667


ANALYSIS OF NET ASSETS:
Net capital paid in on shares of
capital stock                       $3,020,035  $286,011   $108,929
Accumulated undistributed net
investment loss                       (484,535)   (4,899)   (1,739)
Accumulated undistributed realized
loss on securities transactions       (721,520)   (3,229)    1,153
Net unrealized depreciation of
securities transaction                (272,949)    5,114     4,325
Net unrealized appreciation of
covered call options written             5,871       -        (1)
NET ASSETS, Applicable to shares
Outstanding                         $1,546,901   $282,997  $112,667


NET ASSET VALUE PER SHARE:

Class A:
  Net asset value and offering price
per share
(Market Neutral Fund, $10,335
divided by 2,771 shares outstanding)   $ 3.73
(Real Estate Fund, $837 divided by
90 shares outstanding)                         $ 9.30


Class B:
  Net asset value and offering price
per share
(Market Neutral Fund, $24,305 divided
by 6,624 shares outstanding)          $ 3.67
(Real Estate Fund, $510 divided by
50 shares outstanding)		               $ 10.19

Class C:
  Net asset value and offering price
per share
(Market Neutral Fund, $591,699 divided
by 164,266 shares outstanding)         $ 3.60
(Real Estate Fund, $3,770 divided
by 400 shares outstanding                       $ 9.43

Class D:
  Net asset value and offering price
per share
(Market Neutral Fund, $920,561 divided
by 237,756 shares outstanding)         $ 3.87
(Real Estate Fund, $277,880 divided
by 29,957 shares outstanding                    $ 9.28
(Growth Fund, $112,667 divided by
11,133 shares outstanding                                $ 10.12


           STATEMENT OF OPERATIONS
          CENTURION COUNSEL FUNDS, INC.
          Six Months Ended June 30, 2003

                                       Market    Real
                                       Neutral  Estate  Growth
                                       Fund     Fund    Fund


INVESTMENT INCOME

  Dividends                          $  4,171  $ 1,916   $ 363
  Interest                              6,394      571     173
  Other                                   -        -        -

    Total investment income            10,565    2,487     536


EXPENSES

Investment advisory fee              $  8,507    1,358     290
Distribution expenses - Class A            11        1       -
Distribution expenses - Class B           690        2       -
Distribution expenses - Class C         3,455        8       -
Registration and filing fees            3,620      112     112
Fund accounting fees                   12,788      672     336
Custodian fees and expenses             2,645    3,735   1,414
Audit fees and expenses                 3,537      148      74
Directors' fees and expenses            4,150       96      48
Transfer agent fees                       362       -       -
Insurance                               1,086       -       -
Other expenses                          2,461       -       -
  Total expenses                       43,312    6,132    2,274


  Fees and expenses absorbed by
  investment advisor                      -         -       -

 Net expenses                          43,312    6,132    2,274

          Net investment loss         (32,747)  (3,645)  (1,739)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain loss from
investments                           (126,193)    335    1,153

Net change in unrealized depreciation
on investments for the year            (39,799)  10,010   4,325

  Net realized and unrealized gain
    (loss) from investments           (165,992)  10,345   5,478

  Net increase(decrease) in net
  assets resulting from operations   $(198,739)  $6700   $3,739



            STATEMENTS OF CHANGES IN NET ASSETS
                CENTURION COUNSEL FUNDs, INC.
               Six Months Ended June 30, 2003


                                 Market Neutral Fund
                                     Six Months
       				       2003

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                $   (32,747)
Net realized gain (loss) from
investments		              (126,193)
Net change in unrealized
appreciation (depreciation)
on investment                          (39,799)

  Net increase (decrease) in net
  assets resulting from operations    (198,739)

CAPITAL SHARE TRANSACTIONS (NOTE 6)

Increase from capital shares sold      174,380
Decrease from capital shares redeemed (463,913)

  Net increase from capital share
  transactions                        (289,533)

     Total increase in net assets     (488,272)


NET ASSETS

  Beginning of year                   2,035,173

  End of year (includes no
  undistributed investment income)  $ 1,546,901


                                      Real Estate    Growth
                                        Fund (a)     Fund (a)
     				      Six Months    Six Months
					 2003         2003

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                $   (3,645)    $  (1,739)
Net realized gain (loss) from
investments		                  335         1,153
Net change in unrealized
appreciation (depreciation)
on investment                           10,010        4,325

  Net increase (decrease) in net
  assets resulting from operations       6,700        3,739

CAPITAL SHARE TRANSACTIONS (NOTE 6)

Increase from capital shares sold       78,442       72,485
Decrease from capital shares redeemed  (72,932)     (10,056)

  Net increase from capital share
  transactions                           5,510       62,429

     Total increase in net assets       12,210       66,168


NET ASSETS

  Beginning of year                    270,787       46,499

  End of year (includes no
  undistributed investment income)  $  282,997    $ 112,667

(a) Centurion Counsel REal Estate Fund and Centurion Counsel
Growth Fund began activities during the year ended December
31, 2002.

                CENTURION COUNSEL FUNDS, INC.
                NOTES TO FINANCIAL STATEMENTS

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund commenced operations in January 1982. At the shareholder meeting on December 20, 1994, the shareholders voted to change the name of the fund to Centurion T.A.A. Fund, Inc. ("Fund") from Excel Value Fund, Inc. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to achieve long-term investment return, including both capital appreciation and current income, consistent with reasonable risk.

At the shareholder meeting on August 6, 1996, the shareholders approved the Fund to offer Class A, Class B, Class C and Class D shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differ in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

At the shareholder meeting on January 15, 1999, the shareholders voted to change the name of the fund to Centurion Counsel Funds, Inc.
from Centurion T.A.A. Fund, Inc. Also, shareholders approved to reclassify each of the Fund's outstanding Class A shares, Class B shares, Class C shares, and Class D shares as the series entitled Centurion Market Neutral Fund Class A shares, Class B shares, Class C shares, and Class D shares, respectively.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service and transfer agent expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expense (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Portfolio Valuation:
The Fund calculates its net asset value and completes orders to purchase, exchange or repurchase its shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments in securities traded on major exchanges are valued at the last reported sales price on the day of valuation on that exchange where such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated as the last quoted bid price, except for short positions and call options written, for which that last quoted asked price is used. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Fund's Board of Directors. Debt securities are valued in accordance with the procedures above. Short-term securities are stated at amortized cost (which approximates fair value) if maturity is 60 days or less, or at fair value if maturity is greater than 60 days.

Option Writing:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales:
The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Security Transactions and Related Investment Income:
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income.

Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes:
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal
Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforwards totaling $550,193, which begin to expire in 2004.

Distributions to Shareholders:
Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

Restricted Securities:
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Cash Deposits:
At June 30, 2003, the Fund had cash on deposit at one financial institution of $1,388,516. Thus, all cash amounts over the maximum Federal Deposit Insurance Corporation coverage are not insured. From time to time, the Fund evaluates the credit worthiness of the financial institution and considers alternatives.


NOTE 2. OPTIONS WRITTEN

In the Market Netural Fund, as of June 30, 2003, portfolio securities valued at $61,460 were held by the custodian in connection with covered call options written by the Fund. Transaction in options written during the year ended June 30, 2003 are summarized on the following page.

                                     Number of       Premiums
                                     Contracts       Received


Options outstanding at
June 30, 2003                      	    98       $  22,532
Options written                          1,946         376,095
Options terminated in closing
purchases                                 (523)       (211,913)
Option outstanding at
June 30, 2003	                        (1,431)       (167,175)

                                            90       $  19,539


NOTE 3. PAYMENTS TO RELATED PARTIES

Centurion Counsel, Inc. ("Centurion") is the Fund's investment manager. The Fund pays investment management fees to Centurion at the annualized rate of 1.00% on the first $200 million of average daily net assets of the Fund, 0.85% on the next $200 million, 0.80% on the next $200 million, 0.75% on the next $200 million, 0.60% on the next $200 million and 0.50% on amounts over $1 billion. These fees are computed daily and paid quarterly.

Centurion Institutional Services, Inc. ("CISI"), an affiliate of
Centurion, serves as the Fund's distributor. The Fund offers Class A, Class B, Class C and Class D shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. CISI collects the sales charges imposed on the sale of Class A shares, and re-allows a portion of such charges to dealers who sold the shares. During the six months ended June 30, 2003, non Class A shares were sold. CISI also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges.  When Class
B shares are sold, CISI from its own resources pays commissions to dealers who sell these shares. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the six months ended June 30, 2003, 50 Real
Estate Fund Class B shares were sold.  Market Neutral redeemed 72,132 Class
B shares. CISI collected 3,306 CDSC charges. In addition, CISI makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Class C shares are not subject to initial sales charges or CSDC.

Class D shares are not subject to initial sales charges, CDSC, service fees or distribution fees. These shares are only available to Advisor professionals and eligible employees of the Fund, Centurion and its affiliates or service organizations.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate plans of distribution with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Class C shares ("Class C Plan"), pursuant to which the Fund reimburses CISI for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts. During the six months ended June 30, 2003, CISI received servicing distribution fees from Market Neutral Fund of $11 and $1 from Real Estate Fund.

Pursuant to the Fund's Class B Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the six months ended June 30, 2003, CISI received servicing and distribution fees from Market Neutral Fund of $690 and $2 from Real Estate Fund.

Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class C Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the six months ended June 30, 2003, CISI received servicing and distribution fees of $3,455, $112 and $112 from Market Neutral Fund, Real Estate Fund and Growth Fund, respectively.

CISI also executes some of the Fund's portfolio transactions. During the six months ended June 30, 2003, CISI received commissions of $20,012 from Market Neutral Fund, $200 from Real Estate Fund and $580 from Growth Fund for this service.

Centurion Group, Inc. ("CGI"), an affiliate of Centurion and CISI, is the administrator and transfer agent of the Fund. CGI is paid an account maintenance fee of $0.75 per account per month, a customer statement fee of $50 per 1,000 statements and other miscellaneous charges and expenses. During the six months ended June 30, 2003, CGI received transfer agents fees of $362.

CGI is also the accounting agent for the Fund. The monthly fee for these services paid to CGI is 0.15% of the Fund's average daily net assets with a minimum fee of $18,000 per year. During the six months ended June 30, 2003, CGI received accounting fees of $9,000 from the Fund.

The Fund pays each of its Directors who is not an employee, officer or director of Centurion or any affiliate a $200 annual retainer and $400 for each meeting of the Board or any committee thereof attended by the Director. In addition the Fund pays each Director's expenses to attend the meetings.

NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2003 and unrealized depreciation on investments as of December 31, 2002 are summarized as follows:

                        Market       Real
                        Neutral      Estate        Growth
                        Fund         Fund          Fund

Purchases              $2,746,059    $108,978     $45,889

Sales                  $2,382,199    $  2,427     $ 3,510

Gross unrealized gains $   90,711    $  9,036     $ 4,338

Gross Unrealized losses$ (357,789)   $ (4,095)    $ (433)


                       $ (267,078)   $  4,941    $  3,905


NOTE 5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2003, there were 100,000,000 shares of the Company's common stock authorized, at $0.01 par value. Transactions in capital stock of the Fund for the six months ended June 30, 2003 and year ended December 31, 2002 were as follows:


Centurion Counsel Market Neutral Fund

	                     2003                          2002
                       Shares          Amount      Shares         Amount
Class A shares:
 Shares sold	        -	      $	 -	     217         $  952
 Shares issued in
 reinvestments 		-  		 -            -              -

 Shares redeemed        -                -            -              -

   Net increase         -             $	 -           217         $  952

Class B shares:
 Shares sold            -             $  -        31,458        $ 134,841
 Shares issued in
 reinvestments          -             $  -            -              -

 Shares redeemed     (72,132)       (256,522)       (38)           (165)

 Net increase	     (72,132)       (256,522)     31,420      $  134,676

Class C shares:
 Shares sold         	142           $ 500	   6,447       $  25,764
 Shares issued in
 reinvestments           -  		  -          -              -

 Shares redeemed     (26,437)        (96,755)    (49,135)       (201,639)

   Net decrease      (26,296)        (96,255)    (42,688)      $(175,875)

Class D shares:
 Shares sold          44,939       $ 173,880      65,058       $ 283,388
 Shares issued in
 reinvestments           -         $   -             -         $    -

 Shares redeemed     (29,153)       (110,637)    (15,201)       (66,805)

   Net increase       15,786         $63,243      49,857    $   216,583


Centurion Counsel Real Estate

				2003                          2002
                       Shares          Amount      Shares         Amount
Class A shares:
 Shares sold	        -	      $	 -	     90         $  900
 Shares issued in
 reinvestments 		-  		 -            -             -

 Shares redeemed        -                -            -             -

 Net increase           -             $	 -           90         $  900

Class B shares:
 Shares sold            50            $  500          -             -
 Shares issued in
 reinvestments          -             $  -            -             -

 Shares redeemed        -                -            -             -

 Net increase	        50            $  500       $  -             -

Class C shares:
 Shares sold         	-             $  -	    400         $ 4,000
 Shares issued in
 reinvestments          -        	 -           -              -

 Shares redeemed        -                -           -              -

   Net decrease         -             $  -          400         $ 4,000

Class D shares:
 Shares sold          8,705          $ 78,443     29,251      $ 275,601
 Shares issued in
 reinvestments           -               -           -             -

 Shares redeemed     (7,956)         (72,932)        -             -

 Net increase         749          $ 5,510      29,251      $ 275,601




Centurion Counsel Growth


Class D shares:
 Shares sold            7,496        $ 72,485      4,650     $ 46,500
 Shares issued in
 reinvestments           -              -           -    	  -

 Shares redeemed       (1,013)       (10,056)       -             -

   Net Increase         6,483        $ 62,249      4,650     $ 46,500


NOTE 6. PER SHARE INFORMATION

Selected data for each share of capital stock outstanding throughout the period is as follows:

                         CENTURION COUNSEL MARKET NEUTRAL FUND
                                FINANCIAL HIGHLIGHTS

                                          Class A
                                          Shares


                                       Six Months
Per Share Operating Performance            2003   2002    2001   2000
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $4.13  $4.43   $4.03  $2.92

Income from Investment Operations:
 Net investment income (loss) (a)         (0.09) (0.12)  (0.05)   -
 Net realized and unrealized gain (loss)
 on investment transactions (a).          (0.31) (0.18)   0.45   1.11

Total From Investment Operation           (0.40) (0.30)   0.40   1.11

Distributions to Shareholders		    -       -      -      -

Net Asset Value, End of Period            $3.73  $4.13   $4.43  $4.03

Total Return (b)                         -9.69%  -6.77%  9.93%  38.01%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $11   $ 11    $ 11     $ 10
 Ratios to net assets: (d)
  Expenses, before waiver of fees        4.74%   4.47%   5.06%   4.61%
  Expenses, after waiver of fees         4.74%   4.22%   3.68%   3.32%
  Net investment income                 -3.51%  -7.49%  -4.78%  -0.02%
 Portfolio turnover Rate	        845.61% 753.91% 823.17%  532.12%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           3      3       3        3


                                          Class A
                                          Shares

Per Share Operating Performance            1999
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $3.04

Income from Investment Operations:
 Net investment income (loss) (a)           -
 Net realized and unrealized gain (loss)
 on investment transactions (a).          (0.12)

Total From Investment Operation           (0.12)

Distributions to Shareholders		    -

Net Asset Value, End of Period            $2.92

Total Return (b)                          -3.95%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $ 7
 Ratios to net assets: (d)
  Expenses, before waiver of fees        4.05%
  Expenses, after waiver of fees         2.87%
  Net investment income                 -3.45%
 Portfolio turnover Rate	        447.63%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           3


      			            Class B
                                     Shares

                                       Six Months
Per Share Operating Performance            2003   2002    2001   2000
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $4.00  $4.32   $3.96  $2.86

Income from Investment Operations:
 Net investment income (loss) (a)         (0.10) (0.14)  (0.05)   -
 Net realized and unrealized gain (loss)
 on investment transactions (a).          (0.23) (0.18)   0.41   1.10

Total From Investment Operation           (0.33) (0.32)   0.36   1.10

Distributions to Shareholders		    -       -      -      -

Net Asset Value, End of Period            $3.67  $4.00   $4.32  $3.96

Total Return (b)                         -8.25%  -7.41%  9.09%  38.46%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $315   $ 315   $ 205  $ 1
 Ratios to net assets: (d)
  Expenses, before waiver of fees        5.28%   5.00%   5.81%   5.34%
  Expenses, after waiver of fees         5.28%   4.75%   4.44%   4.05%
  Net investment income                 -4.06%  -8.02%  -5.54%  -0.02%
 Portfolio turnover Rate	       845.61% 753.91% 823.17%  532.12%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           7      79       47      -


                                       Class B
				       Shares

Per Share Operating Performance            1999
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $3.00

Income from Investment Operations:
 Net investment income (loss) (a)         (0.02)
 Net realized and unrealized gain (loss)
 on investment transactions (a).          (0.12)

Total From Investment Operation           (0.14)

Distributions to Shareholders		    -

Net Asset Value, End of Period            $2.86
Total Return (b)                          -4.67%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $ -
 Ratios to net assets: (d)
  Expenses, before waiver of fees         4.72%
  Expenses, after waiver of fees          3.54%
  Net investment income                  -4.12%
 Portfolio turnover Rate	         447.63%
 Number of Shares Outstanding
  at End of Period (000 Omitted)            -


                                    Class C
                                     Shares

                                       Six Months
Per Share Operating Performance            2003   2002    2001   2000
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $4.02  $4.34   $3.96  $2.86

Income from Investment Operations:
 Net investment income (loss) (a)         (0.09) (0.14)  (0.05)   -
 Net realized and unrealized gain (loss)
 on investment transactions (a).          (0.33) (0.18)   0.43   1.10

Total From Investment Operation           (0.42) (0.32)   0.38   1.10

Distributions to Shareholders		    -       -      -      -

Net Asset Value, End of Period            $3.60  $4.02   $4.34  $3.96

Total Return (b)                        -10.45%  -7.37%  9.60%  38.46%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                          $766    $766   $1,013   $995
 Ratios to net assets: (d)
  Expenses, before waiver of fees        5.58%   5.15%   5.81%   5.35%
  Expenses, after waiver of fees         5.58%   4.89%   4.43%   4.07%
  Net investment income                 -4.36%  -8.16%  -5.53%  -0.02%
 Portfolio turnover Rate	       845.61% 753.91% 823.17%  532.12%
 Number of Shares Outstanding
  at End of Period (000 Omitted)          164     191     233     251


                                         Class C
				          Shares

Per Share Operating Performance            1999
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $2.99

Income from Investment Operations:
 Net investment income (loss) (a)         (0.02)
 Net realized and unrealized gain (loss)
 on investment transactions (a).          (0.11)

Total From Investment Operation           (0.13)

Distributions to Shareholders		    -

Net Asset Value, End of Period            $2.86
Total Return (b)                          -4.35%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $1,259
 Ratios to net assets: (d)
  Expenses, before waiver of fees         4.80%
  Expenses, after waiver of fees          3.62%
  Net investment income                   4.20%
 Portfolio turnover Rate	         447.63%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           440


                                    Class D
                                     Shares

                                       Six Months
Per Share Operating Performance            2003   2002    2001   2000
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $4.25  $4.51   $4.10  $2.95

Income from Investment Operations:
 Net investment income (loss) (a)         (0.08) (0.12)  (0.05)   -
 Net realized and unrealized gain (loss)
 on investment transactions (a).          (0.30) (0.14)   0.46   1.15

Total From Investment Operation           (0.38) (0.26)   0.41   1.15

Distributions to Shareholders		    -       -      -      -

Net Asset Value, End of Period            $3.87  $4.25   $4.51  $4.10

Total Return (b)                        -8.94%  -5.76%  10.00%  38.98%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                          $943    $943    $776    $527
 Ratios to net assets: (c)
  Expenses, before waiver of fees        4.52%   4.22%   4.81%   4.35%
  Expenses, after waiver of fees         4.52%   3.96%   3.43%   3.07%
  Net investment income                 -3.30%  -7.24%  -4.53%  -0.02%
 Portfolio turnover Rate	       845.61% 753.91% 823.17%  532.20%
 Number of Shares Outstanding
  at End of Period (000 Omitted)          238     222     172     129



					Class D
                   			Shares

					 1999
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $3.05

Income from Investment Operations:
 Net investment income (loss) (a)         (0.01)
 Net realized and unrealized gain (loss)
 on investment transactions (a).          (0.11)

Total From Investment Operation           (0.10)

Distributions to Shareholders		    -

Net Asset Value, End of Period            $2.95
Total Return (b)                         -3.28%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $352
 Ratios to net assets: (c)
  Expenses, before waiver of fees         3.80%
  Expenses, after waiver of fees          2.62%
  Net investment income                  -3.20%
 Portfolio turnover Rate	         447.63%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           119

(a) Allocated between net investment income (loss) and net realized and unrealized gain (loss) on investment transactions based on monthly weighted average shares outstanding.
(b) Total return measures the change in value of an investment over periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) Six Months 2003 annualized.


                 CENTURION COUNSEL REAL ESTATE FUND
                      FINANCIAL HIGHLIGHTS



                                     Class A  Class A   Class B   Class B
                                      Shares   Shares    Shares   Shares
  				   Six Months   (c)    Six Months  (c)
				      2003     2002      2003     2002

Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period    $9.06  $10.00  $10.00   $  -

Income from Investment Operations:
 Net investment income (loss) (a)       (0.13) (0.04)  (0.16)      -
 Net realized and unrealized gain (loss)
 on investment transactions (a).         0.37  (0.90)   0.35       -

Total From Investment Operation          0.24  (0.94)   0.19

Distributions to Shareholders		  -       -      -         -

Net Asset Value, End of Period          $9.30  $9.06   $10.19   $  -

Total Return (b)                        2.65%  -9.40%  1.90%    0.00%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                        $1      $1      $4     $   -
 Ratios to net assets: (d)
  Expenses			       4.68%   2.32%   2.32%      -
  Net investment income               -2.88%  -3.15%  -3.15%      -
 Portfolio turnover Rate	       3.60%   3.60%   3.60%      -
 Number of Shares Outstanding
  at End of Period (000 Omitted)        -       -        -        -


                                    Class C  Class C   Class D   Class D
                                     Shares   Shares    Shares   Shares
  				   Six Months  (c)    Six Months  (c)
				      2003     2002      2003     2002

Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period   $9.20  $10.00  $9.10   $10.00

Income from Investment Operations:
 Net investment income (loss) (a)      (0.14) (0.04)  (0.13)  (0.08)
 Net realized and unrealized gain (loss)
 on investment transactions (a).        0.37  (0.76)   0.31   (0.82)

Total From Investment Operation         0.23  (0.80)   0.18   (0.90)

Distributions to Shareholders		 -       -      -        -

Net Asset Value, End of Period         $9.43  $9.20   $9.28   $9.10

Total Return (b)                       2.50%  -8.00%  1.98%   -9.00%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                       $  4    $  4    $ 266   $ 266
 Ratios to net assets: (d)
  Expenses			      2.32%   2.32%   2.32%   2.32%
  Net investment income              -3.15%  -3.15%  -3.15%  -3.15%
 Portfolio turnover Rate	      5.01%   3.60%   3.60%   3.60%
 Number of Shares Outstanding
  at End of Period (000 Omitted)       -       -        29      29

(a) Allocated between net investment income (loss) and net realized and unrealized gain (loss) on investment transactions based on a monthly weighted average shares outstanding.
(b) Total return measure the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) From March 2002 (first sale of shares) to December 31, 2002.
(d) Annualized


            CENTURION COUNSEL GROWTH FUND
             FINANCIAL HIGHLIGHTS


                                     Class D   Class D
                                      Shares   Shares
               			   Six Months   (c)
			     	      2003      2002
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period   $10.00  $10.00

Income from Investment Operations:
 Net investment income (loss) (a)      (0.16)    -
 Net realized and unrealized gain (loss)
 on investment transactions (a).        0.28     -

Total From Investment Operation         0.12     -

Distributions to Shareholders		 -       -

Net Asset Value, End of Period         $10.12  $10.00

Total Return (b)                       1.20%    0.00%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                       $ 46    $  46
 Ratios to net assets: (d)
  Expenses, before waiver of fees      4.25%    0.00%
  Net investment income               -3.25%    0.00%
 Portfolio turnover Rate	      10.39%    0.00%
 Number of Shares Outstanding
  at End of Period (000 Omitted)         11       5

(a) Allocated between net investment income (loss) and net realized and unrealized gain (loss) on investment transactions based on a monthly weighted average shares outstanding.
(b) Total return measure the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) From November 2002 (first sale of shares) to December 31, 2002.
(d) Annualized



INVESTMENT ADVISOR              BOARD OF DIRECTORS
Centurion Counsel, Inc.           Carol Ann Freeland
365 S. Rancho Santa Fe Rd.,       Jack K. Heilbron
3rd Floor                         Sumner Rollings
San Marcos, Ca 92069              Thomas Schwartz
                                  Doug Werner

DISTRIBUTOR                     OFFICERS
Centurion Institutional           Jack K. Heilbron
Services, Inc.                    Chief Executive Officer,
365 S. Rancho Santa Fe Rd.,       Chief Investment Officer,
3rd Floor                         President and Chief
San Marcos, Ca 92069              Financial Officer

                                  Mary Limoges
                                   Secretary

SHAREHOLDER SERVICING AGENT      PORTFOLIO MANAGER
Centurion Group, Inc.              Jack K. Heilbron
365 S. Rancho Santa Fe Rd.,
3rd Floor
San Marcos, Ca 92069

AUDITORS
Squire & Co.
1329 South 800 East
Orem, UT 84097-7700

LEGAL COUNSEL
Bruce J. Rushall, Esq.
Rushall & McGeever
1903 Wright Place, Suite 250
Carlsbad, CA 92008